CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE DEBT
Schedule of convertible debt

	Convertible debt	Derivative liability	Total
Balance at issuance - September 5, 2022	7,287	1,483	8,770
Issuance costs	(596)	—	(596)
Accretion expense	448	—	448
Gain on remeasurement of derivative liability	—	(13)	(13)
Effect of movement in exchange rates	(491)	(150)	(641)
December 31, 2022	6,648	1,320	7,968